Schedule I—Condensed Financial Information of the Company (Details) - Schedule of Balance Sheet (Parentheticals) - Parent [Member] - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Schedule of Balance Sheet [Line Items]
Ordinary shares, authorized	10,000,000,000	10,000,000,000
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share)	$ 0.001
Ordinary shares, issued	1,158,913,224	1,074,291,784
Ordinary shares, outstanding	1,134,236,184	1,072,842,484